Consolidated balance sheets - CHF (SFr) SFr in Millions		Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and due from banks	[1]	SFr 139,112	SFr 101,879
of which reported at fair value		525	356
Interest-bearing deposits with banks		1,298	741
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		79,133	106,997
of which reported at fair value		57,994	85,556
Securities received as collateral, at fair value		50,773	40,219
of which encumbered		27,614	20,234
Trading assets, at fair value		157,338	153,797
of which encumbered		43,511	38,269
Total investment securities		607	1,006
of which reported at fair value		607	1,006
Other investments		5,412	5,666
of which reported at fair value		3,794	3,550
Net loans		291,908	296,779
of which reported at fair value		11,408	12,662
of which encumbered		179	293
Allowance for credit losses		(1,536)	(1,049)
Allowance for loan losses			(946)
Goodwill		4,426	4,663
Other intangible assets		237	291
of which reported at fair value		180	244
Brokerage receivables		35,941	35,648
Other assets		39,637	39,609
of which reported at fair value		8,373	10,402
of which encumbered		167	217
of which loans held-for-sale reported at lower of cost and market value (amortized cost base)		650
allowance for loans held-for-sale		(48)	0
Total assets		805,822	787,295
Liabilities and equity
Due to banks		16,423	16,744
of which reported at fair value		413	322
Customer deposits		390,921	383,783
of which reported at fair value		4,343	3,339
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		23,851	27,533
of which reported at fair value		13,594	10,715
Obligation to return securities received as collateral, at fair value		50,773	40,219
Trading liabilities, at fair value		45,871	38,186
Short-term borrowings		20,868	28,385
of which reported at fair value		10,740	11,333
Long-term debt		161,087	152,005
of which reported at fair value		70,976	70,331
Brokerage payables		21,653	25,683
Other liabilities		31,434	31,043
of which reported at fair value		7,780	7,891
Total liabilities		762,881	743,581
Common shares		98	102
Additional paid-in capital		33,323	34,661
Retained earnings		32,834	30,634
Treasury shares, at cost		(428)	(1,484)
Accumulated other comprehensive income/(loss)		(23,150)	(20,269)
Total shareholders' equity		42,677	43,644
Noncontrolling interests		264	70
Total equity		42,941	43,714
Total liabilities and equity		SFr 805,822	SFr 787,295
Additional share information
Par value (in CHF per share)		SFr 0.04	SFr 0.04
Authorized shares (in shares)	[2]	3,100,747,720	3,209,011,720
Issued shares (in shares)		2,447,747,720	2,556,011,720
Treasury shares (in shares)		41,602,841	119,761,811
Common shares outstanding (in shares)		2,406,144,879	2,436,249,909
Consolidated VIEs
Assets
Cash and due from banks		SFr 90	SFr 138
Trading assets, at fair value		2,164	2,788
Other investments		1,251	1,412
Net loans		900	649
Other assets		1,876	1,694
Total assets		6,281	6,681
Liabilities and equity
Customer deposits		1	0
Trading liabilities, at fair value		10	8
Short-term borrowings		4,178	4,885
Long-term debt		1,746	1,671
Other liabilities		208	297
Total liabilities		6,143	6,861
Bank
Assets
Cash and due from banks	[1]	138,207	101,044	[3]
of which reported at fair value		525	356
Interest-bearing deposits with banks		1,230	673
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		79,133	106,997
of which reported at fair value		57,994	85,556
Securities received as collateral, at fair value		50,773	40,219
of which encumbered		27,614	22,521
Trading assets, at fair value		157,511	153,895
of which encumbered		43,511	46,650
Total investment securities		605	1,004
of which reported at fair value		605	1,004
Other investments		5,379	5,634
of which reported at fair value		3,793	3,548
Net loans		300,341	304,025
of which reported at fair value		11,408	12,661
of which encumbered		179	293
Allowance for credit losses		(1,535)	(1,048)
Allowance for loan losses			(945)
Goodwill		3,755	3,960
Other intangible assets		237	291
of which reported at fair value		180	244
Brokerage receivables		35,943	35,648
Other assets		36,574	37,069
of which reported at fair value		8,373	10,402
of which encumbered		167	217
of which loans held-for-sale reported at lower of cost and market value (amortized cost base)		650
allowance for loans held-for-sale		(48)	0
Total assets		809,688	790,459
Liabilities and equity
Due to banks		16,420	16,742
of which reported at fair value		413	322
Customer deposits		392,039	384,950
of which reported at fair value		4,343	3,339
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		23,944	27,641
of which reported at fair value		13,688	10,823
Obligation to return securities received as collateral, at fair value		50,773	40,219
Trading liabilities, at fair value		45,871	38,186
Short-term borrowings		21,308	28,869
of which reported at fair value		10,740	11,333
Long-term debt		160,279	151,000
of which reported at fair value		70,243	69,406
Brokerage payables		21,655	25,683
Other liabilities		30,340	30,406
of which reported at fair value		7,756	7,869
Total liabilities		762,629	743,696
Common shares		4,400	4,400
Additional paid-in capital		46,232	45,774
Retained earnings		15,871	13,492
Accumulated other comprehensive income/(loss)		(20,239)	(17,546)
Total shareholders' equity		46,264	46,120
Noncontrolling interests		795	643
Total equity		47,059	46,763
Total liabilities and equity		SFr 809,688	SFr 790,459
Additional share information
Par value (in CHF per share)	[4]	SFr 1.00	SFr 1.00
Issued shares (in shares)	[4]	4,399,680,200	4,399,680,200
Common shares outstanding (in shares)	[4]	4,399,680,200	4,399,680,200
Bank | Consolidated VIEs
Assets
Cash and due from banks		SFr 90	SFr 138
Trading assets, at fair value		2,164	2,788
Other investments		1,251	1,412
Net loans		900	649
Other assets		1,858	1,674
Total assets		6,263	6,661
Liabilities and equity
Customer deposits		1	0
Trading liabilities, at fair value		10	8
Short-term borrowings		4,178	4,885
Long-term debt		1,746	1,671
Other liabilities		207	296
Total liabilities		SFr 6,142	SFr 6,860

[1]	Includes restricted cash.
[2]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[3]	Includes restricted cash.
[4]	The Bank's total share capital is fully paid and consists of 4,399,680,200 registered shares as of December 31, 2020. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.